Segmented Information (Details)	12 Months Ended
Jul. 31, 2026 Segments
Segmented Information [Abstract]
CODM description	Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Operating segments	1